QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 3/31

Date of reporting period: 12/31/2013

ITEM 1. SCHEDULE OF INVESTMENTS

THE PERKINS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
December 31, 2013
(unaudited)

Number		% of
of		Total	Fair
Shares	Security Description	Investments	Value

	COMMON STOCKS	97.13%

	AMBULATORY HEALTH CARE SERVICES	3.58%
12,500	U.S. Physical Therapy, Inc.		$440,750

	AMUSEMENT, GAMING & ENTERTAINMENT	1.28%
40,000	Lakes Entertainment, Inc.		158,000

	CHEMICAL MANUFACTURING	2.03%
150,000	Dyadic International, Inc.		225,000
7,142	Oculus Innovative Sciences, Inc.		24,854

			249,854

	COMPUTERS & ELECTRONIC MANUFACTURING	2.44%
40,000	EDAP TMS S.A. - ADR		118,800
50,000	Synergetics USA, Inc.		181,000

			299,800

	COMPUTER PROGRAMMING	7.68%
50,000	Computer Task Group, Inc.		945,000

	COMPUTER SYSTEMS DESIGN & SERVICES	7.92%
30,000	Datalink Corp.		327,000
21,000	NetScout Systems, Inc.		621,390
2,000	Qumu Corp.		25,600

			973,990

	ELECTRICAL EQUIPMENT	5.93%
20,000	Coleman Cable, Inc.		524,400
32,500	CUI Global, Inc.		205,400

			729,800

	FINANCIAL SERVICES	1.62%
20,000	Global Cash Access Holdings, Inc.		199,800

	FOOD MANUFACTURING	8.08%
75,000	Inventure Foods, Inc.		994,500

	HEALTH CARE MANUFACURING	24.18%
25,000	Atricure, Inc.		467,000
14,000	Cardiome Pharma Corp.		87,220
30,000	Cardiovascular Systems, Inc.		1,028,700
30,000	DepoMed, Inc.		317,400
22,500	Echo Therapeutics Inc.		70,650
70,000	Rockwell Medical, Inc.		730,800
100,000	Uroplasty, Inc.		273,000

			2,974,770

	HEALTH CARE SERVICES	1.62%
55,000	NeoGenomics, Inc.		199,100

	MANAGEMENT CONSULTING	2.53%
85,000	Hipcricket, Inc.		38,335
100,000	Insignia Systems, Inc.		273,000

			311,335

	NEWSPAPER, PERIODICAL, BOOK, AND DIRECTORY PUBLISHING	3.53%
20,000	The E.W. Scripps Co.		434,400

	OIL & GAS SERVICES	4.74%
115,000	American Eagle Energy Corp.		235,750
37,500	Synergy Resources Corp.		347,250

			583,000

THE PERKINS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
December 31, 2013
(unaudited)

Number		% of
of		Total	Fair
Shares	Security Description	Investments	Value

	RETAILERS	3.16%
90,000	Appliance Recycling Centers of America, Inc.		261,900
70,000	Summer Infant, Inc.		126,700

			388,600

	SEMICONDUCTOR DEVICES	2.24%
50,000	MoSys, Inc.		276,000

	SOFTWARE SERVICES	11.02%
40,000	Actuate Corp.		308,400
15,000	ePlus, Inc.		852,600
50,000	GLU Mobile Inc.		194,500

			1,355,500

	TRANSPORTATION LOGISTIC SERVICES	1.746%
10,000	Echo Global Logistics, Inc.		214,800

	WATER & SEWAGE SYSEMS	1.78%
10,000	Aegion Corp.		218,900

	TOTAL COMMON STOCKS	97.13%	11,947,899

	SHORT TERM INVESTMENT	2.87%
808,732	Fidelity Prime Fund #690 Money Market Fund 0.00%*		353,206

	TOTAL INVESTMENTS	100.00%	$12,301,105

*Effective 7 day yield as of December 31, 2013

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$11,947,899	–	–	$11,947,899
Short Term Investment	353,206	–	–	353,206

	$12,301,105	–	–	$12,301,105

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2013.

At December 31, 2013 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $7,742,661 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$6,281,082
Gross unrealized depreciation	(1,839,243)

Net unrealized appreciation	$4,441,839

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust
By: /s/ John Pasco, III
John Pasco, III Principal Executive Officer
Date: February 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer
Date: February 26, 2014

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer
Date: February 26, 2014